SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 8,523	$ 8,445	$ 9,394	[1]
SINGAPORE
Disaggregation of Revenue [Line Items]
Total revenue	7,495	7,424	7,907
INDONESIA
Disaggregation of Revenue [Line Items]
Total revenue	754	665	877
MALAYSIA
Disaggregation of Revenue [Line Items]
Total revenue	274	356	610
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,523	8,445	9,385
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue
Rental [Member]
Disaggregation of Revenue [Line Items]
Total revenue			9
Sales of Containers and Recycled Materials [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	8,112	7,372	8,249
Services [Member] | Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 411	$ 1,073	$ 1,136

[1]	2024 figures were restated to recognize direct labor and overheads in the cost of revenue